Private Placement	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Mountain Lake Acquisition Corp.
Class of Stock [Line Items]
PRIVATE PLACEMENT

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and BTIG purchased an aggregate of 805,000 Private Placement Units (495,000 Private Placement Units purchased by the Sponsor and 310,000 Private Placement Units purchased by BTIG), at a price of $10.00 per Private Placement Units from the Company in a private placement, generating gross proceeds of $8,050,000. A portion of the proceeds from the sale of the Private Placement Units was added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). The Private Placement Units are identical to the units sold in the Initial Public Offering.

NOTE 4 — PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor and BTIG purchased an aggregate of 805,000 Private Placement Units (495,000 Private Placement Units purchased by the Sponsor and 310,000 Private Placement Units purchased by BTIG), at a price of $10.00 per Private Placement Units from the Company in a private placement, generating gross proceeds of $8,050,000. A portion of the proceeds from the sale of the Private Placement Units was added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Units held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law). The Private Placement Units are identical to the units sold in the Initial Public Offering.